                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2007 (UNAUDITED)

   PAR
  AMOUNT
  (000)     DESCRIPTION                                COUPON   MATURITY       VALUE
---------   -----------                                ------   --------   ------------
            CORPORATE BONDS 81.8%
            AEROSPACE & DEFENSE 0.2%
  $ 1,238   Raytheon Co. ...........................   4.500%   11/15/07   $  1,232,903
                                                                           ------------
            AIRLINES 0.2%
    1,758   America West Airlines, Inc. ............   7.100    04/02/21      1,869,389
                                                                           ------------
            AUTOMOTIVE 2.7%
    2,155   ArvinMeritor, Inc. .....................   8.750    03/01/12      2,260,056
    3,240   DaimlerChrysler NA Holding Corp. .......   8.500    01/18/31      4,150,175
      245   Ford Motor Credit Co. ..................   7.000    10/01/13        234,757
    6,005   Ford Motor Credit Co. ..................   7.250    10/25/11      5,913,790
    9,265   General Motors Acceptance Corp. ........   6.875    09/15/11      9,343,428
                                                                           ------------
                                                                             21,902,206
                                                                           ------------
            BANKING 12.8%
    5,120   Bank of America Corp. ..................   3.375    02/17/09      4,961,393
    6,000   Bank of Scotland (United Kingdom) (a) ..   3.500    11/30/07      5,955,690
      660   Bank of Scotland (United Kingdom) (a) ..   3.600    08/15/07        658,110
    5,355   JPMorgan Chase & Co. ...................   6.750    02/01/11      5,584,408
    6,010   Marshall & Ilsley Bank .................   3.800    02/08/08      5,948,109
    4,475   MBNA Corp. (b)..........................   5.786    05/05/08      4,494,328
    6,160   National City Bank .....................   3.375    10/15/07      6,113,307
    1,580   National City Bank .....................   4.150    08/01/09      1,547,332
    6,702   PNC Funding Corp. ......................   6.125    02/15/09      6,771,386
    5,200   Popular North America, Inc. ............   4.250    04/01/08      5,133,513
    2,820   Popular North America, Inc. ............   5.650    04/15/09      2,819,538
    9,650   Sovereign Bancorp (b)...................   5.580    03/23/10      9,656,639
    5,855   SunTrust Banks, Inc. ...................   5.050    07/01/07      5,853,530
    9,580   Unicredito Luxembourg Finance SA
               (Luxembourg) (a)(b) .................   5.405    10/24/08      9,585,432
    6,000   U.S. Bancorp ...........................   3.950    08/23/07      5,981,238

    4,100   USB Capital IX .........................   6.189    04/15/42      4,161,110
   10,935   Wachovia Capital Trust III .............   5.800    03/15/42     10,958,095
    3,100   Wachovia Corp. .........................   3.625    02/17/09      3,012,189
    1,690   Washington Mutual Bank FA ..............   5.500    01/15/13      1,660,455
    4,797   Washington Mutual, Inc. ................   8.250    04/01/10      5,124,654
                                                                           ------------
                                                                            105,980,456
                                                                           ------------
            BROKERAGE 1.2%
    8,290   Goldman Sachs Capital II ...............   5.793    12/29/49      8,183,963
    1,610   Lehman Brothers Holdings Capital
               Trust VII  ..........................   5.857    11/29/49      1,594,666
                                                                           ------------
                                                                              9,778,629
                                                                           ------------
            BUILDING MATERIALS 0.4%
    3,380   Masco Corp. ............................   4.625    08/15/07      3,372,983
                                                                           ------------
            CHEMICALS 0.4%
    2,890   Ici Wilmington, Inc. ...................   4.375    12/01/08      2,839,101
                                                                           ------------
            CONSTRUCTION MACHINERY 1.7%
    1,345   Caterpillar Financial Services Corp. ...   4.875    06/15/07      1,344,802
    5,460   Caterpillar Financial Services
               Corp., Ser F ........................   3.625    11/15/07      5,417,205
    7,615   John Deere Capital Corp. (b)............   5.406    04/15/08      7,620,361
                                                                           ------------
                                                                             14,382,368
                                                                           ------------
            CONSUMER PRODUCTS 1.6%
    6,120   Clorox Co. (b)..........................   5.480    12/14/07      6,124,223
    7,250   Whirlpool Corp. ........................   9.100    02/01/08      7,401,438
                                                                           ------------
                                                                             13,525,661
                                                                           ------------
            DIVERSIFIED MANUFACTURING 2.3%
    3,935   Brascan Corp. (Canada) .................   7.125    06/15/12      4,153,526
    1,220   Brascan Corp. (Canada) .................   8.125    12/15/08      1,264,837
    3,775   Brookfield Asset Management, Inc.
               (Canada) ............................   5.800    04/25/17      3,706,898
    2,260   Cooper Industries, Inc. ................   5.250    07/01/07      2,258,920
    4,625   Cooper Industries, Inc. ................   5.250    11/15/12      4,553,937
    1,450   Hutchison Whampoa International Ltd.
               (Cayman Islands) (a) ................   5.450    11/24/10      1,448,160

    1,880   Hutchison Whampoa International Ltd.
               (Cayman Islands) (a) ................   6.500    02/13/13      1,951,636
                                                                           ------------
                                                                             19,337,914
                                                                           ------------
            ELECTRIC 9.2%
    6,410   Arizona Public Service Co. .............   5.800    06/30/14      6,399,770
    1,795   Baltimore Gas & Electric Co. ...........   6.625    03/15/08      1,808,477
    2,155   Carolina Power & Light Co. .............   6.800    08/15/07      2,159,450
      530   Detroit Edison Co. .....................   5.200    10/15/12        522,569
    2,685   Detroit Edison Co. .....................   6.125    10/01/10      2,742,088
    2,690   Duquesne Light Co., Ser O ..............   6.700    04/15/12      2,821,853
      320   Duquesne Light Co., Ser Q ..............   5.700    05/15/14        322,412
    2,860   Entergy Gulf States, Inc. ..............   3.600    06/01/08      2,805,288
    4,395   Entergy Gulf States, Inc. (b)...........   5.760    12/01/09      4,394,411
    1,965   Entergy Gulf States, Inc. (a)(b) .......   6.090    12/08/08      1,970,932
    3,835   Exelon Corp. ...........................   6.750    05/01/11      3,972,055
      560   Indianapolis Power & Light Co. (a) .....   6.300    07/01/13        576,522
    4,285   MidAmerican Energy Holdings Co. ........   3.500    05/15/08      4,204,763
    3,585   MidAmerican Energy Holdings Co. ........   4.625    10/01/07      3,572,162
    5,550   NiSource Finance Corp. (b)..............   5.930    11/23/09      5,560,950
    2,250   NiSource Finance Corp. .................   7.875    11/15/10      2,413,876
    4,085   Ohio Edison Co. ........................   6.400    07/15/16      4,236,660
    4,635   Ohio Power Co., ........................   6.000    06/01/16      4,722,903
    5,700   Oncor Electric Delivery Co. ............   5.000    09/01/07      5,689,461
      572   PSEG Energy Holdings ...................   8.625    02/15/08        585,007
    2,045   Public Service Electric & Gas Co.,
               Ser B ...............................   5.125    09/01/12      2,010,871
    4,577   Texas-New Mexico Power Co. .............   6.125    06/01/08      4,593,853
    2,885   TXU Energy Co. .........................   7.000    03/15/13      2,977,787
    5,100   Wisconsin Electric Power Co. ...........   3.500    12/01/07      5,049,944
                                                                           ------------
                                                                             76,114,064
                                                                           ------------
            ENTERTAINMENT 0.7%
    5,745   Time Warner, Inc. (b)...................   5.590    11/13/09      5,759,276
                                                                           ------------
            ENVIRONMENTAL & FACILITIES SERVICES 0.8%
    4,518   Waste Management, Inc. .................   6.875    05/15/09      4,623,288

    1,745   Waste Management, Inc. .................   7.375    08/01/10      1,832,665
                                                                           ------------
                                                                              6,455,953
                                                                           ------------
            FOOD/BEVERAGE 4.2%
    2,235   ConAgra, Inc. ..........................   7.000    10/01/28      2,361,351
    2,040   ConAgra, Inc. ..........................   8.250    09/15/30      2,449,632
    5,030   FBG Finance Ltd. (Australia) (a) .......   5.125    06/15/15      4,762,842
    4,000   General Mills, Inc. ....................   3.875    11/30/07      3,970,956
    3,145   Kraft Foods, Inc. ......................   5.625    11/01/11      3,146,025
    7,805   Miller Brewing Co. (a)..................   4.250    08/15/08      7,689,158
    1,645   Pilgrim's Pride Corp. ..................   7.625    05/01/15      1,698,463
      655   Pilgrim's Pride Corp. ..................   9.625    09/15/11        684,475
    5,230   Sara Lee Corp. .........................   6.125    11/01/32      4,744,096
    2,705   YUM! Brands, Inc. ......................   8.875    04/15/11      2,995,633
                                                                           ------------
                                                                             34,502,631
                                                                           ------------
            HEALTH CARE 1.7%
    4,420   Baxter Finance Co. (Netherlands) .......   4.750    10/15/10      4,328,767
    6,000   UnitedHealth Group, Inc. (b)............   5.428    03/02/09      6,003,636
    2,410   Wellpoint, Inc. ........................   3.750    12/14/07      2,388,683
    1,510   Wellpoint, Inc. ........................   4.250    12/15/09      1,464,306
                                                                           ------------
                                                                             14,185,392
                                                                           ------------
            INDEPENDENT ENERGY 0.7%
    3,870   Devon Financing Corp. ULC ..............   6.875    09/30/11      4,069,444
    1,540   Kerr-McGee Corp. .......................   6.625    10/15/07      1,546,687
                                                                           ------------
                                                                              5,616,131
                                                                           ------------
            INTEGRATED ENERGY 1.3%
    3,135   Amerada Hess Corp. .....................   6.650    08/15/11      3,262,733
    1,000   Consumers Energy Co., Ser A ............   6.375    02/01/08      1,004,188
    1,880   Consumers Energy Co., Ser F ............   4.000    05/15/10      1,802,867
    2,035   Consumers Energy Co., Ser H ............   4.800    02/17/09      2,010,077
    3,470   Petro-Canada (Canada) ..................   5.350    07/15/33      3,010,340
                                                                           ------------
                                                                             11,090,205
                                                                           ------------
            LIFE INSURANCE 3.8%
    2,280   AXA Financial, Inc. ....................   6.500    04/01/08      2,298,295
      190   MetLife, Inc. ..........................   6.125    12/01/11        194,849
    2,730   Monumental Global Funding II (a) .......   3.850    03/03/08      2,697,497

      920   Nationwide Financial Services, Inc. ....   6.250    11/15/11        944,760
    3,495   Platinum Underwriters Finance,
               Inc., Ser B .........................   7.500    06/01/17      3,640,689
    3,055   Platinum Underwriters Holdings Ltd.,
               Ser B (Bermuda) .....................   6.371    11/16/07      3,044,698
    7,705   Principal Life Global Funding I (a) ....   5.125    06/28/07      7,703,336
    4,510   Prudential Funding LLC (a) .............   6.600    05/15/08      4,552,380
    6,095   Xlliac Global Funding (a) ..............   4.800    08/10/10      5,968,523
                                                                           ------------
                                                                             31,045,027
                                                                           ------------
            LODGING 0.3%
    2,755   Hyatt Equities LLC (a) .................   6.875    06/15/07      2,755,658
                                                                           ------------
            MEDIA-CABLE 1.7%
    2,625   Comcast Cable Communications, Inc. .....   6.750    01/30/11      2,731,651
    2,725   Comcast Cable Communications, Inc. .....   7.125    06/15/13      2,924,421
    4,425   Comcast Corp. ..........................   6.500    01/15/15      4,605,628
    2,495   Echostar DBS Corp. .....................   6.375    10/01/11      2,510,594
    1,205   Echostar DBS Corp. .....................   6.625    10/01/14      1,208,013
                                                                           ------------
                                                                             13,980,307
                                                                           ------------
            MEDIA-NONCABLE 1.2%
      845   Interpublic Group of Cos., Inc. ........   6.250    11/15/14        797,469
    4,190   Time Warner, Inc. ......................   5.875    11/15/16      4,147,425
    4,870   Viacom, Inc. ...........................   6.875    04/30/36      4,818,310
                                                                           ------------
                                                                              9,763,204
                                                                           ------------
            NATURAL GAS DISTRIBUTORS 0.2%
    1,470   KeySpan Corp. ..........................   4.900    05/16/08      1,460,416
                                                                           ------------
            NATURAL GAS PIPELINES 1.8%
    1,355   CenterPoint Energy Resources Corp. .....   6.250    02/01/37      1,336,862
    2,115   Consolidated Natural Gas Co., Ser C ....   6.250    11/01/11      2,173,355
    5,015   Kinder Morgan Finance Corp. (Canada) ...   5.700    01/05/16      4,732,821

    3,325   Texas Eastern Transmission Corp. .......   5.250    07/15/07      3,322,865
    2,895   Texas Eastern Transmission Corp. .......   7.000    07/15/32      3,185,687
                                                                           ------------
                                                                             14,751,590
                                                                           ------------
            NONCAPTIVE-CONSUMER FINANCE 5.1%
    1,920   American General Finance Corp. .........   4.625    05/15/09      1,890,346
    5,120   American General Finance Corp. .........   4.625    09/01/10      5,000,402
    7,870   Countrywide Home Loans, Inc. ...........   3.250    05/21/08      7,701,574
    2,150   Household Finance Corp. ................   6.375    10/15/11      2,216,850
      800   HSBC Finance Corp. .....................   4.125    12/15/08        784,676
    1,175   HSBC Finance Corp. .....................   4.125    11/16/09      1,140,249
    6,125   HSBC Finance Corp. .....................   6.750    05/15/11      6,382,826
    9,355   Residential Capital Corp. ..............   6.375    06/30/10      9,343,718
    5,010   SLM Corp. ..............................   4.000    01/15/10      4,760,106
    1,230   SLM Corp. (b)...........................   5.515    07/26/10      1,191,483
    1,500   Washington Mutual Preferred
               Funding II (a) ......................   6.665    12/31/49      1,470,674
                                                                           ------------
                                                                             41,882,904
                                                                           ------------
            NONCAPTIVE-DIVERSIFIED FINANCE 3.8%
    4,545   Capmark Financial Group, Inc. (a) ......   5.875    05/10/12      4,517,639
    1,840   Capmark Financial Group, Inc. (a) ......   6.300    05/10/17      1,831,713
      940   CIT Group, Inc. ........................   3.650    11/23/07        932,269
    1,545   CIT Group, Inc. ........................   4.750    08/15/08      1,532,005
    2,235   General Electric Capital Corp., Ser
               A ...................................   4.750    09/15/14      2,131,935
    5,440   General Electric Capital Corp., Ser
               A ...................................   5.875    02/15/12      5,535,064
    6,000   General Electric Capital Corp., Ser
               A ...................................   4.250    01/15/08      5,961,072
    1,020   International Lease Finance Corp. ......   3.750    08/01/07      1,017,316
    8,095   Nationwide Building Society
               (United Kingdom) (a) ................   4.250    02/01/10      7,849,859
                                                                           ------------
                                                                             31,308,872
                                                                           ------------
            OTHER UTILITIES 0.6%
    4,855   Plains All American Pipeline ...........   6.700    05/15/36      4,951,891
                                                                           ------------

            PHARMACEUTICALS 0.8%
  $ 6,650   Hospira, Inc. (b).......................   5.830%   03/30/10      6,675,376
                                                                           ------------
            PROPERTY & CASUALTY INSURANCE 3.8%
    5,800   AIG SunAmerica Global Financing
               VI (a) ..............................   6.300    05/10/11      5,973,020
    5,675   Catlin Insurance Co., Ltd.
               (Bermuda) (a) .......................   7.249    12/01/49      5,571,885
    4,710   Farmers Exchange Capital (a)............   7.050    07/15/28      4,902,055
    2,721   Farmers Insurance Exchange
               Surplus (a) .........................   8.625    05/01/24      3,224,352
    4,610   Mantis Reef Ltd. (Australia) (a) .......   4.692    11/14/08      4,552,011
    4,140   St. Paul Travelers Cos., Inc. ..........   5.010    08/16/07      4,136,800
    3,315   Two-Rock Pass Through Trust
               (Bermuda) (a)(b) ....................   6.298    02/11/49      3,265,938
                                                                           ------------
                                                                             31,626,061
                                                                           ------------
            RAILROADS 1.8%
    3,740   Burlington Northern Santa Fe
               Corp.  ..............................   6.125    03/15/09      3,779,053
    3,640   CSX Corp. ..............................   6.750    03/15/11      3,774,520
    7,375   Union Pacific Corp. ....................   6.625    02/01/08      7,430,076
                                                                           ------------
                                                                             14,983,649
                                                                           ------------
            REFINING 0.6%
    2,710   Enterprise Products Operating,
               LP, Ser B  ..........................   5.600    10/15/14      2,668,334
    2,460   Valero Energy Corp. ....................   3.500    04/01/09      2,379,841
                                                                           ------------
                                                                              5,048,175
                                                                           ------------
            REITS 0.9%
    7,195   iStar Financial, Inc. (b)...............   5.690    03/09/10      7,206,318
                                                                           ------------
            RETAIL 3.5%
    2,790   CVS Caremark Corp. .....................   5.750    06/01/17      2,757,616
      800   CVS Corp. ..............................   3.875    11/01/07        794,668
    2,265   CVS Corp. ..............................   5.750    08/15/11      2,280,273
    4,902   CVS Lease Pass-Through
               Trust (a) ...........................   6.036    12/10/28      4,825,827
    1,500   Federated Department Stores,
               Inc. ................................   6.300    04/01/09      1,519,413

    2,000   Federated Department Stores,
               Inc.  ...............................   6.625    09/01/08      2,019,456
    5,720   Home Depot, Inc. (b)....................   5.475    12/16/09      5,730,914
    1,290   JC Penney Corp., Inc. ..................   5.750    02/15/18      1,270,340
    2,970   May Department Stores Co. ..............   5.950    11/01/08      2,985,150
    4,790   May Department Stores Co. ..............   6.700    07/15/34      4,727,673
                                                                           ------------
                                                                             28,911,329
                                                                           ------------
            SUPERMARKETS 1.1%
    3,385   Delhaize America, Inc. .................   9.000    04/15/31      4,206,573
    2,595   Fred Meyer, Inc. .......................   7.450    03/01/08      2,632,052
    1,800   Kroger Co., Ser B ......................   7.250    06/01/09      1,851,932
                                                                           ------------
                                                                              8,690,557
                                                                           ------------
            TECHNOLOGY 1.5%
    7,895   Hewlett-Packard Co. (b).................   5.485    05/22/09      7,895,079
    2,995   LG Electronics, Inc. (South
               Korea) (a) ..........................   5.000    06/17/10      2,922,676
    1,785   Xerox Corp. ............................   5.500    05/15/12      1,764,844
                                                                           ------------
                                                                             12,582,599
                                                                           ------------
            TRANSPORTATION SERVICES 0.6%
    5,000   FedEx Corp. ............................   5.500    08/15/09      5,004,250
                                                                           ------------
            WIRELINE COMMUNICATIONS 6.6%
    6,640   AT&T Corp. .............................   8.000    11/15/31      8,143,681
    7,615   BellSouth Corp. (b).....................   5.485    11/15/07      7,619,973
    5,035   France Telecom SA (France) .............   8.500    03/01/31      6,478,686
    6,000   SBC Communications, Inc. ...............   4.125    09/15/09      5,834,184
    3,155   SBC Communications, Inc. ...............   6.150    09/15/34      3,101,409
    6,650   Sprint Capital Corp. ...................   6.125    11/15/08      6,690,206
    2,080   Sprint Capital Corp. ...................   8.750    03/15/32      2,404,251
    4,805   Telecom Italia Capital
               (Luxembourg)  .......................   4.000    01/15/10      4,628,512
    1,900   Telecom Italia Capital Ser A
               (Luxembourg) ........................   4.000    11/15/08      1,858,067
    5,455   Telefonica Europe BV (Netherlands) .....   8.250    09/15/30      6,494,968
    1,000   Verizon Communications, Inc. ...........   7.510    04/01/09      1,033,236

      265   Verizon New England, Inc. ..............   6.500    09/15/11        273,283
                                                                           ------------
                                                                             54,560,456
                                                                           ------------
            TOTAL CORPORATE BONDS 81.8% ................................    675,133,902
                                                                           ------------
            UNITED STATES TREASURY OBLIGATIONS 14.5%
   15,950   United States Treasury Bonds ...........   6.125    08/15/29     18,156,842
   17,900   United States Treasury Bonds ...........   6.375    08/15/27     20,755,623
      500   United States Treasury Bonds ...........   8.125    08/15/21        652,539
    7,500   United States Treasury Notes .. ........   4.000    02/15/14      7,132,620
   10,685   United States Treasury Notes (c) .......   4.250    08/15/13     10,361,116
    8,500   United States Treasury Notes (c) .......   4.250    11/15/13      8,225,748
   33,000   United States Treasury Notes (c) .......   4.250    11/15/14     31,716,102
    4,125   United States Treasury Notes ...........   4.500    02/28/11      4,076,985
    6,000   United States Treasury Notes ...........   4.625    10/31/11      5,947,506
    7,800   United States Treasury Notes ...........   4.750    01/31/12      7,765,883
    5,000   United States Treasury Notes ...........   5.125    06/30/11      5,050,395
                                                                           ------------
            TOTAL UNITED STATES TREASURY
               OBLIGATIONS .............................................    119,841,359
                                                                           ------------
            FOREIGN GOVERNMENT OBLIGATIONS 0.6%
ARS 3,000   Argentina International Government Bond
               (Argentina)  ........................   5.830    12/31/33      1,471,840
MXN36,345   Mexican Fixed Rate Bond (Mexico) .......   9.500    12/18/14      3,763,588
                                                                           ------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS .......................      5,235,428
                                                                           ------------
            MORTGAGE BACKED SECURITIES 0.3%
    1,665   World Financial Properties Ser
             1996 (a) ..............................   6.910    09/01/13      1,725,098
      898   World Financial Properties Ser
             1996 (a) ..............................   6.950    09/01/13        931,740
                                                                           ------------
            TOTAL MORTGAGE BACKED SECURITIES ...........................      2,656,838
                                                                           ------------
TOTAL LONG-TERM INVESTMENTS 97.2%
   (Cost $805,457,979) .................................................    802,867,527
                                                                           ------------
SHORT-TERM INVESTMENTS 11.8%
REPURCHASE AGREEMENTS 1.6%
Citigroup Global Markets, Inc. ($3,609,006 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.27%, dated 05/31/07, to be sold on 06/01/07 at $3,609,535) ........      3,609,006
State Street Bank & Trust Co. ($9,666,994 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.07%, dated 05/31/07, to be sold on 06/01/07 at $9,668,355) ........      9,666,994
                                                                           ------------
TOTAL REPURCHASE AGREEMENTS ............................................     13,276,000
                                                                           ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 10.2%
Fannie Mae Discount Notes ($30,000,000 par, yielding 5.142%, 06/01/07
   maturity)............................................................     30,000,000
Fannie Mae Discount Notes ($33,000,000 par, yielding 5.359%, 06/15/07
   maturity)............................................................     32,934,807
Federal Home Loan Bank Discount Notes ($19,000,000 par, yielding 5.253%,
   06/15/07 maturity) ..................................................     18,962,133
United States Treasury Bills ($2,205,000 par, yielding 5.222%, 07/12/07
   maturity) (d) .......................................................      2,192,644
                                                                           ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.......................     84,089,584
                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $97,365,250) ..................................................     97,365,584
TOTAL INVESTMENTS 109.0%
   (Cost $902,823,229) .................................................    900,233,111
LIABILITIES IN EXCESS OF OTHER ASSETS (9.0%)............................    (74,421,956)
                                                                           ------------
NET ASSETS 100.0%.......................................................   $825,811,155
                                                                           ------------

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Floating Rate Coupon

(c)  Security purchased on a when-issued or delayed delivery basis.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

Currency Abbreviations:

ARS - Argentine Peso
MXN - Mexican Peso

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                                           UNREALIZED
                                                                          APPRECIATION/
                                                              CONTRACTS   DEPRECIATION
                                                              ---------   ------------
LONG CONTRACTS:
U.S. Treasury Bonds Futures, September 2007 (Current
   Notional Value of $109,125 per contract) ....... .......       118       $   5,617
U.S. Treasury Notes 2-Year Futures, September 2007
   (Current Notional Value of $203,797 per contract) ......       265        (109,776)
U.S. Treasury Notes 5-Year Futures, September 2007
   (Current Notional Value of $104,438 per contract) ......       571        (414,222)
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $106,375 per contract) ......     2,095         429,364
                                                                -----       ---------
                                                                3,049       $ (89,017)
                                                                -----       ---------

SWAP AGREEMENTS OUTSTANDING AS OF MAY 31, 2007:
CREDIT DEFAULT SWAPS

                                                         PAY/
                                                       RECEIVE                NOTIONAL     UNREALIZED
                                            BUY/SELL    FIXED    EXPIRATION    AMOUNT    APPRECIATION/
  COUNTERPARTY       REFERENCE ENTITY     PROTECTION     RATE       DATE        (000)     DEPRECIATION
  ------------       ----------------     ----------   -------   ----------   --------   -------------
Bank of            The Gap, Inc.          Buy           1.19%     03/20/12     $ 4,750     $ (72,110)
   America, N.A.

Citibank, N.A.,    Tyco International,    Buy           0.43      03/20/12       1,400         9,049
   New York        Ltd.

JP Morgan          Tyco International.,   Buy           0.65      03/20/11       3,500       (47,030)
   Chase Bank,     Ltd.
   N.A.

JP Morgan          Union Pacific Corp.    Buy           0.19      12/20/11       3,950        14,859
   Chase Bank,
   N.A.

Goldman Sachs      Dell, Inc.             Buy           0.22      03/20/12       4,000        (6,938)
   Capital
   Markets, L.P.

Goldman Sachs      Dow Jones CDX          Buy           0.75      06/20/11      30,300        (3,732)
   Capital         NA IG HVOL
   Markets, L.P.

Goldman Sachs      Dow Jones CDX          Buy           0.75      12/20/11      15,800        (9,454)
   Capital         NA IG HVOL
   Markets, L.P.

Goldman Sachs      Motorola, Inc.         Buy           0.15      12/20/11       2,550        13,929
   Capital
   Markets, L.P.

Goldman Sachs      Motorola, Inc.         Buy           0.16      12/20/11       5,300        27,375
   Capital
   Markets, L.P.

Goldman Sachs      Residential            Sell          2.00      03/20/17       8,000       161,724
   Capital         Capital, LLC
   Markets, L.P.

Goldman Sachs      SLM Corp.              Sell          0.74      06/20/12       8,140      (345,839)
   Capital
   Markets, L.P.

Goldman Sachs      Southwest Airlines     Buy           0.22      12/20/11       7,900        42,378
   Capital         Co.
   Markets, L.P.

Goldman Sachs      The Chubb Corp.        Buy           0.10      03/20/12       7,900         4,471
   Capital
   Markets, L.P.

Goldman Sachs      The Hartford           Buy           0.12      12/20/11       7,920        (4,653)
   Capital         Financial Services
   Markets, L.P.   Group, Inc.

Goldman Sachs      Tyco International.,   Buy           0.80      03/20/11       2,100       (17,997)
   Capital         Ltd.
   Markets, L.P.
                                                                                           ---------
TOTAL CREDIT DEFAULT SWAPS                                                                 $(233,968)
                                                                                           ---------

INTEREST RATE SWAPS

                                          PAY/RECEIVE                         NOTIONAL     UNREALIZED
                                           FLOATING     FIXED   EXPIRATION     AMOUNT    APPRECIATION/
  COUNTERPARTY      FLOATING RATE INDEX       RATE       RATE       DATE        (000)     DEPRECIATION
  ------------      -------------------   -----------   -----   -----------   --------   -------------
Citibank N.A.,     USD-LIBOR-BBA          Pay           5.414%    05/25/17    $164,775     $(522,897)
   New York

Citibank N.A.,     USD-LIBOR-BBA          Pay           5.440     05/29/17      25,300       (29,742)
   New York

JP Morgan Chase    USD-LIBOR-BBA          Pay           5.454     06/04/17      89,450             0
   Bank, N.A.

JP Morgan Chase    USD-LIBOR-BBA          Pay           5.448     05/29/17      25,325       (14,311)
   Bank, N.A.
                                                                                           ---------
TOTAL INTEREST RATE SWAPS                                                                  $(566,950)
                                                                                           ---------
TOTAL SWAP AGREEMENTS                                                                      $(800,918)
                                                                                           ---------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007